Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

Note 7. Revenue

Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on consideration specified in a contract with a customer. Furthermore, the majority of the Company’s revenues are recognized over time as services are performed. The Company recognizes revenue when a performance obligation is satisfied by transferring control of the product or service to the customer.

The Company provides services to customers worldwide, with the majority of revenues being derived from contracts with customers located within the United States. The table below presents the breakdown of the Company’s revenues, based on the customer’s location (in thousands).

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Customer locations
United States	1,701	1,842	3,525	3,723
Rest of the world	93	192	148	264
Total revenue	1,794	2,034	3,673	3,987

The table below presents the breakdown of the Company’s revenues, based on the customer’s service type (in thousands).

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Service type
AI Solutions (Products and Services) *	1,784	1,913	3,656	3,866
AI Education service	10	121	17	121
Total revenue	1,794	2,034	3,673	3,987

*	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Deferred Revenue

During the three months and six months ended June 30, 2026, the Company recognized revenue of Nil from the deferred revenue balance as of March 31, 2026 and December 31, 2025 respectively. During the three months and six months ended June 30, 2025, the Company recognized revenue of Nil and $53.7 thousand from the deferred revenue balance as of March 31, 2025 and December 31, 2024 respectively.

Contract Costs

The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. Management expects that commission fees paid to sales representatives as a result of obtaining service contracts and contract renewals, are recoverable and therefore the Company’s unaudited condensed consolidated interim balance sheets  included capitalized balances in the amount of $ 18.0 thousand and $ 19  thousand as of June 30, 2026 and December 31, 2025 which represents the current portion and is included within prepaid expenses and other current assets, respectively and $2.6 thousand and $3.2 thousand, as of June 30, 2026 and December 31, 2025, respectively, which are included within other assets. Capitalized commission fees are amortized on a straight-line basis over the average period of service contracts of approximately two years and are included in selling and marketing in the accompanying the unaudited condensed consolidated interim statements of operations and comprehensive loss. Amortization recognized during the three months ended June 30, 2026, and 2025 was $7.0 and $6.6 thousand respectively, whereas during the six-month ended June 30, 2026, and 2025 was $15.6 thousand and $15.9 thousand respectively.

Transaction price allocated to remaining performance obligations

The Company elected to apply the practical expedient for the right to invoice and does not disclose performance obligations that have original expected durations of one year or less.

The opening and closing balances of contract assets, deferred revenue and unbilled revenue are as follows (in thousands):

	Contract Assets	Deferred revenue	Unbilled Revenue
Ending balance as of December 31, 2024	27	54	113
Increase/(decrease), net	(5)	(54)	(97)
Ending balance as of December 31, 2025	22	-	16
Increase/(decrease), net	(1)	-	-
Ending balance as of June 30, 2026	21	-	16

Note 13. Revenue

Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on consideration specified in a contract with a customer. Furthermore, the majority of the Company’s revenues are recognized over time as services are performed. The Company recognizes revenue when a performance obligation is satisfied by transferring control of the product or service to the customer

The Company provides services to customers worldwide, with the majority of revenues being derived from contracts with customers located within the United States. The table below presents the breakdown of the Company’s revenues, based on the customer’s location (in thousands).

	Year Ended December 31,
	2025	2024
Customer locations
United States	7,342	8,544
Rest of the world	372	267
Total revenue	7,714	8,811

The table below presents the breakdown of the Company’s revenues, based on the customer’s service type (in thousands).

	Year Ended December 31,
	2025	2024
Service type
AI Solutions (Products and Services)*	7,581	8,811
AI Education Services	133	-
Total revenue	7,714	8,811

*	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

Service Type

During the year ended December 31, 2025 and 2024, the Company had one significant service type, AI Solutions (products and services). For the year ended December 31, 2025 and 2024, there were $7,581 thousand and $8,811 thousand of AI Solutions (products and services) revenue. The company had insignificant revenue from AI Solutions – Products for the year ended December 31, 2025, and 2024, respectively. The revenue recognized for AI education services were $133 thousand and Nil during the year ended December 31, 2025, and 2024.

Deferred Revenue

During the year ended December 31, 2025, the Company recognized revenue of $53.7 thousand from the deferred revenue balance as of December 31, 2024. During the year ended December 31, 2024, the Company recognized revenue of $20.6 thousand from the deferred revenue balance as of December 31, 2023.

Contract Costs

The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. Management expects that commission fees paid to sales representatives as a result of obtaining service contracts and contract renewals, are recoverable and therefore the Company’s consolidated balance sheets included capitalized balances in the amount of $18.9 thousand and $21.9 thousand as of December 31, 2025 and December 31, 2024 which represents the current portion and is included within prepaid expenses and other current assets, respectively and $3.2 thousand and $5 thousand, as of December 31, 2025 and December 31, 2024, respectively, which are included within other assets. Capitalized commission fees are amortized on a straight-line basis over the average period of service contracts of approximately two years and are included in selling and marketing in the accompanying consolidated statements of operations and comprehensive loss. Amortization recognized during the year ended December 31, 2025 and 2024 was $31.1 thousand and $36.2 thousand, respectively.

Transaction price allocated to remaining performance obligations

The Company elected to apply the practical expedient for the right to invoice and does not disclose performance obligations that have original expected durations of one year or less.

The opening and closing balances of contract assets, deferred revenue and unbilled revenue are as follows (in thousands):

	Contract Assets	Deferred revenue	Unbilled Revenue
Ending balance as of December 31, 2023	$22	$21	$80
Increase/(decrease), net	5	33	33
Ending balance as of December 31, 2024	27	54	113
Increase/(decrease), net	(5)	(54)	(97)
Ending balance as of December 31, 2025	$22	-	$16

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements